W.P. Stewart & Co. Growth Fund, Inc.

Supplement dated December 5, 2007
to Prospectus dated April 30, 2007

Effective January 1, 2008, W.P. Stewart & Co., Inc. (the “Adviser”) will reduce its investment advisory fee for the W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) from 1.5% to 1.0%.  In addition, the Adviser will cease its voluntary reimbursement of certain expenses.

In order to effect the foregoing, effective January 1, 2008, the following sections of the Prospectus of the Fund are modified as noted:

Under the heading “FEES AND EXPENSES,” on

page 6, under “Management Fees,” delete the number “1.50%” and insert in its place “1.00%”.

page 6, footnote (2), delete the third sentence:

“In addition, the Adviser voluntarily bears or reimburses the cost of certain services incurred by the Fund, including audit, legal, distribution and other miscellaneous expenses, although this arrangement may change in the future.”

and insert the following sentence in its place:

“In addition, in 2006 and 2007 the Adviser voluntarily bore or reimbursed the cost of certain services incurred by the Fund, including audit, legal, distribution and other miscellaneous expenses.”

page 6, footnote (2), insert the following sentence at the end of it:

“As of January 1, 2008 the Adviser will no longer reimburse the cost of certain services incurred by the Fund, including audit, legal and other miscellaneous expenses, other than those expenses that exceed the percentage limits set forth in the first sentence of this footnote (2).”

Under the heading “MANAGEMENT,” on

pages 8 and 9, under “The Investment Adviser,” in the sixth paragraph, delete the first sentence:

“the Fund pays the Adviser a fee at the annual rate of 1.5%”

and insert the following in its place:

“as of January 1, 2008, the Fund shall pay the Adviser a fee at the annual rate of 1.0%”.

Investment Company Act File No. 811-8128

W.P. Stewart & Co. Growth Fund, Inc.

Supplement dated December 5, 2007
to Statement of Additional Information dated April 30, 2007

Effective January 1, 2008, W.P. Stewart & Co., Inc. (the “Adviser”) will reduce its investment advisory fee for the W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) from 1.5% to 1.0%. In addition, the Adviser will cease its voluntary reimbursement of certain expenses.

In order to effect the foregoing, effective January 1, 2008, the following section of the Statement of Additional Information of the Fund is modified as noted:

Under the heading “INVESTMENT ADVISORY AND OTHER SERVICES,” on page 15, paragraph three, delete the fifth sentence:

“In addition, the Adviser voluntarily bears or reimburses the cost of certain services incurred by the Fund, including audit, legal, distribution and other miscellaneous expenses, although this arrangement may change in the future.”

and insert the following sentence in its place:

“In addition, for such periods the Adviser voluntarily bore or reimbursed the cost of certain services incurred by the Fund, including audit, legal, distribution and other miscellaneous expenses, although this arrangement may change in the future.”

page 15, paragraph three, insert at the end of it:

“As of January 1, 2008 the Fund will pay the Adviser an advisory fee of 1.0% of the average daily net assets of the Fund, and the Adviser will no longer reimburse the cost of certain services incurred by the Fund, including audit, legal and other miscellaneous expenses, other than those expenses that exceed the percentage limits set forth in the first sentence of this paragraph.”

Investment Company Act File No. 811-8128